UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ecofin Limited
           --------------------------------------------------
Address:   15 Buckingham Street
           --------------------------------------------------
           London KT18 7QT, United Kingdom
           --------------------------------------------------

Form 13F File Number:     028-
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Denis Chatterton
           --------------------------------------------------
Title:     Chief Administrative Officer
           --------------------------------------------------
Phone:     +44 (0)20 7451 2941
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Denis Chatterton      London, United Kingdom       January 31, 2007
       ------------------------  ---------------------------  ----------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        40
                                               -------------

Form 13F Information Table Value Total:        $687,688
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name

---               ------------------



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NAME OF ISSUER                                TITLE OF     CUSIP   VALUE    SHARES/  SH/ PUT/ INV   OTHER         VOTING AUTHORITY
                                               CLASS              (X$1000)  PRN AMT  PRN CALL DISC MANAGERS    SOLE   SHARED   NONE
FPL GROUP INC (UN*):FPL GROUP INC C-CFD         CFD      302571104   5,442   100,000 SH       Sole                           100,000
WILLIAMS COS INC (UN*):WILLIAMS COS IN-CFD      CFD      969457100   2,220    85,000 SH       Sole                            85,000
ADA-ES INC                                      COM      005208103   4,226   260,853 SH       Sole            260,853
ALLEGHENY ENERGY INC                            COM      017361106  22,583   491,900 SH       Sole            491,900
AMERICAN ELECTRIC POWER                         COM      025537101  32,540   764,200 SH       Sole            764,200
CMS ENERGY CORP                                 COM      125896100  64,282 3,849,200 SH       Sole          3,849,200
CEMIG SA -SPONS ADR                          SPONS ADR   204409601   1,132    23,400 SH       Sole             23,400
CONSOLIDATED EDISON INC                         COM      209115104   4,807   100,000 SH       Sole            100,000
DPL INC                                         COM      233293109  31,947 1,150,000 SH       Sole          1,150,000
DPL INC (UN*):DPL INC COMMON-CFD                CFD      233293109     428    15,400 SH       Sole                            15,400
DYNEGY INC-CL A                                 COM      26816Q101  24,219 3,345,200 SH       Sole          3,345,200
EDISON INTERNATIONAL                            COM      281020107  19,256   423,400 SH       Sole            423,400
EL PASO CORP                                    COM      28336L109  20,057 1,310,751 SH       Sole          1,310,751
EL PASO ELECTRIC CO                             COM      283677854   6,702   275,000 SH       Sole            275,000
EMPRESA NAC ELEC-CHIL-SP ADR                 SPONS ADR   29244T101   1,977    53,800 SH       Sole             53,800
EXELON CORP                                     COM      30161N101  75,691 1,223,000 SH       Sole          1,223,000
FPL GROUP INC                                   COM      302571104  89,679 1,647,900 SH       Sole          1,647,900
FIRST SOLAR INC                                 COM      336433107   4,043   135,500 SH       Sole            135,500
FLUOR CORP                                      COM      343412102  10,802   132,100 SH       Sole            132,100
INFRASOURCE SERVICES INC                        COM      45684P102   9,603   441,100 SH       Sole            441,100
ITC HOLDINGS CORP                               COM      465685105  31,146   780,600 SH       Sole            780,600
KINDER MORGAN MANAGEMENT LLC                    COM      49455U100   5,908   129,335 SH       Sole            129,335
KOREA ELEC POWER CORP-SP ADR                 SPONS ADR   500631106   1,805    79,500 SH       Sole             79,500
MIRANT CORP                                     COM      60467R100  18,055   571,892 SH       Sole            571,892
NRG 5 3/4                                  PFD CONV MAND 629377870  17,643    65,000 SH       Sole                            65,000
NORTHEAST UTILITIES                             COM      664397106  27,969   993,200 SH       Sole            993,200
NSTAR                                           COM      67019E107  15,565   453,000 SH       Sole            453,000
ONEOK INC                                       COM      682680103  13,906   322,500 SH       Sole            322,500
P G AND E CORP                                  COM      69331C108  21,117   444,000 SH       Sole            444,000
PNM RESOURCES INC                               COM      69349H107   9,619   309,300 SH       Sole            309,300
PPL CORPORATION (UN*):PPL CORPORATION-CFD       CFD      69351T106   3,584   100,000 SH       Sole                           100,000
PPL CORPORATION                                 COM      69351T106  15,870   440,900 SH       Sole            440,900
PUGET ENERGY INC                                COM      745310102   9,403   370,800 SH       Sole            370,800
QUANTA SERVICES INC                             COM      74762E102   6,981   354,900 SH       Sole            354,900
SIERRA PACIFIC RESOURCES                        COM      826428104   7,765   461,400 SH       Sole            461,400
SUNPOWER CORP-CLASS A                           COM      867652109   1,442    38,800 SH       Sole             38,800
SUNTECH POWER HOLDINGS-ADR                   SPONS ADR   86800C104   2,058    60,500 SH       Sole             60,500
TORTOISE ENERGY INFRASTRUCTU                    COM      89147L100   2,223    63,900 SH       Sole             63,900
TRANSCANADA CORP                                COM      89353D107  16,421   471,200 SH       Sole            471,200
WILLIAMS COS INC                                COM      969457100  27,572 1,055,600 SH       Sole          1,055,600

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